Short-Term Bank Deposits	12 Months Ended
Dec. 31, 2022
Short-Term Bank Deposits [Abstract]
SHORT-TERM BANK DEPOSITS

NOTE 5 - SHORT-TERM BANK DEPOSITS

Eco Wave Power Ltd. has deposited an amount of $5,000 in Bank Hapoalim Ltd. in short-term bank deposits for a period of one year. The short-term bank deposits are in USD. The company will be entitled to interest at an annual rate of 4.6% at the end of the deposit period should it not withdraw the deposit before the end of the period.